Intangible Assets (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 07, 2021	Mar. 10, 2021	Sep. 30, 2021	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Apr. 19, 2023
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, shares		30,000
Stock options, shares					93,481	21,923		325,000
Share issued price exercised	$ 3.76
Stock issued during the period, acquisitions						375,000
Impairment loss						$ 1,205,379
Amortization expense					919,158	$ 732,436
Goodwill impairment loss					166,838
Fair value of intangible					482,064
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					$ 1,987,500
IPO [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, shares			7,187,500
Technology License Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Stock options, shares	531,456
Share issued price exercised	$ 30.08
Stock issued during the period, acquisitions	132,864
Technology License Agreement [Member] | Fuel Butler LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Stock options, shares	66,432
Licensor [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, shares	33,216
Licensor [Member] | IPO [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, shares	186,010
Licensor [Member] | Technology License Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, shares	265,728			41,520
Stock issued during the period, acquisitions	1,062,913
Licensor [Member] | Technology License Agreement [Member] | IPO [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, shares	23,251
Licensor [Member] | Technology License Agreement [Member] | IPO [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, shares	730,752
Licensor [Member] | Technology License Agreement [Member] | Fuel Butler LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, shares				332,160